CONSOLIDATED STATEMENTS OF (LOSS) INCOME - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues	¥ 3,341,617	¥ 3,908,264
Cost of revenues and operating expenses:
Selling, general and administrative expenses	1,068,537	871,862
Impairment loss on long-lived assets	106,501	44,546
Total cost of revenues and operating expenses	4,087,705	3,873,914
Operating (loss) income	(746,088)	34,350
Other income (expense):
Dividend income	2	2
Interest income	1,332	1,336
Interest expense	(13,234)	(13,591)
Gain from bargain purchases		6,487
Subsidies	111,581
Other, net	19,718	4,153
Total other income (expense)	119,399	(1,613)
(Loss) income before income tax (benefit) expense and equity in earnings of investment	(626,689)	32,737
Income tax (benefit) expense	(87,519)	15,961
Equity in earnings of investment		559
Net (loss) income	¥ (539,170)	¥ 17,335
Net (loss) earnings per share
Basic	¥ (133.97)	¥ 4.63
Diluted	¥ (133.97)	¥ 4.06
Weighted average shares outstanding
Basic	4,024,692	3,747,296
Diluted	4,024,692	4,272,302
Directly-operated salons
Revenues:
Revenues	¥ 2,026,806	¥ 2,031,155
Cost of revenues and operating expenses:
Cost of revenue	2,149,843	1,912,893
Franchise fees
Revenues:
Revenues	1,289,141	1,833,501
Cost of revenues and operating expenses:
Cost of revenue	745,102	1,019,956
Other
Revenues:
Revenues	25,670	43,608
Cost of revenues and operating expenses:
Cost of revenue	¥ 17,722	¥ 24,657